STOCK (Details Narrative)												1 Months Ended														2 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Oct. 12, 2022 USD ($) $ / shares shares	Sep. 06, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($)	Jul. 15, 2022 $ / shares shares	Jul. 13, 2022 $ / shares shares	Jul. 11, 2022 USD ($) $ / shares	Jun. 04, 2022 USD ($)	Feb. 02, 2021 USD ($) shares	Dec. 14, 2020 shares	Nov. 09, 2020 USD ($) shares	Oct. 02, 2020 USD ($) shares	Oct. 20, 2022 USD ($) $ / shares shares	Aug. 26, 2022 $ / shares shares	Aug. 22, 2022 USD ($) $ / shares shares	Jul. 27, 2022 USD ($)	Jul. 06, 2022 USD ($)	May 19, 2021 shares	Feb. 04, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Nov. 11, 2020 USD ($) $ / shares shares	Nov. 01, 2020 USD ($) $ / shares shares	Sep. 15, 2020 USD ($) shares	Jul. 20, 2020 USD ($) $ / shares shares	May 25, 2020 USD ($) shares	May 20, 2020 USD ($)	Jul. 27, 2022 USD ($) shares	Oct. 20, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Apr. 30, 2022 USD ($) integer $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Sep. 15, 2022 $ / shares	Jul. 31, 2022 $ / shares shares	Jan. 28, 2022 $ / shares	Jan. 13, 2022 $ / shares	Dec. 09, 2021 $ / shares	Nov. 04, 2021 $ / shares	Sep. 17, 2021 $ / shares	Aug. 10, 2021 $ / shares	Jun. 22, 2021 $ / shares shares	Aug. 23, 2018 $ / shares
Common stock, shares authoriized | shares																														950,000,000	600,000,000	600,000,000
Common stock, par value | $ / shares												$ 0.001	$ 0.001														$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001									$ 0.001
Convertible secured promissory note												$ 560,000															$ 560,000
Common stock outstanding, share | shares																												862,653,385		525,827,424	418,062,102	418,062,102
Common stock, shares issued | shares																												864,153,385		527,327,424	419,562,102	419,562,102
Principal amount												0															$ 0
Interest																												$ 22,462
Conversion fee												$ 1,750
Common stock conversion shares one | shares												34,588,085															34,588,085
Common stock share authorized | shares													2,000,000,000															2,000,000,000		950,000,000	950,000,000	950,000,000
Common share authorized increse description													950,000,000 to 2,000,000,000
Exercise price | $ / shares																												$ 0.003
Sale of registered common stock																												$ 549,800	$ 0	$ 0		$ 1,000
Debt instrument converted interest																														139,995	$ 100,817
Accrued interest																														361,400	$ 261,289	$ 261,289
Issuance of common stock to consultants for services | $																												(2,236)	$ (191,250)
Common Stock Issued [Member]
Number of common stock sale | shares																										29,157,141
Proceeds from sale of stock																										$ 549,800
Common stock issued share range price																										0.0168 to $0.021
Proceeds from sale of stock regulation A																										$ 40,000
Number of common stock sale under regulation | shares																										125,000,000
Subscription payable																												$ 40,000
Former Officers [Member]
Common stock, shares issued | shares																												1,500,000
RestrictedStockMember
Common stock, par value | $ / shares																																									$ 0.001
Restricted common shares | shares																	16,800,000
Issuance of common stock to consultants for services | $																														$ 191,250
Common stock shares vest | shares																														15,300,000
Number of consultant | integer | integer																														14
Common stock shares unissued | shares																														1,500,000
Vest price per shares | $ / shares | $ / shares																														$ 0.0125
Effective October 12, 2022
Common stock, par value | $ / shares	$ 0.00130
Common stock, shares issued | shares	1,720,000
Consulting expenses	$ 2,236
Lender [Member]
Common stock, par value | $ / shares																																								$ 0.001
Investors [Member]
Number of common stock sale | shares								20,000	7,500,000	3,500,000	7,500,000							80,000	80,000	1,000,000	2,500,000	5,000,000	400,000	1,000,000
Sale of common stock value								$ 500		$ 7,000	$ 15,000							$ 2,000	$ 2,000	$ 2,000	$ 5,000	$ 10,000	$ 800	$ 40,000	$ 400
Purchase price per share | $ / shares																				$ 0.002	$ 0.002		$ 0.002
November 4, 2021 [Member] | Lender 9 [Member]
Common stock, par value | $ / shares																																						$ 0.001
Shares issued upon conversion of debt | shares																												7,098,592
Debt instrument converted interest amount																														$ 2,400
Convertible unsecured promissory note																														$ 48,000
January 13, 2022 [Member] | Lender 11 [Member]
Common stock, par value | $ / shares																																				$ 0.001
Shares issued upon conversion of debt | shares																														1,348,348
Debt instrument converted principal amount																												$ 6,170		$ 6,170
Debt instrument converted interest amount																														2,648
Convertible unsecured promissory note																														$ 100,000
January 13, 2022 [Member] | Lender [Member]
Shares issued upon conversion of debt | shares																												1,348,348		1,348,348
February 17, 2022 to April 26, 2022 [Member]
Common stock, par value | $ / shares																														$ 0.001
Subscription from shares | shares																														9,200,000
Shares issued upon conversion of debt | shares																														125,000,000
Stock price | $ / shares																														$ 0.21
proceeds from shares | shares																														55,119,047
Proceeds from net of offering cost																														$ 1,151,326
Additional of subscription of shares																														193,200
January 21, 2021 [Member] | Lender 5 [Member]
Debt instrument converted principal amount																														28,500
Convertible Secured Promissory Note																														550,000
Conversion price of Share | $ / shares																															$ 0.0019	$ 0.0019
May 7, 2020 to August 17, 2020 [Member] | Lender [Member]
Debt instrument converted principal amount																														39,180
Debt instrument converted interest amount																														4,248
Note balance																															$ 12,170	$ 12,170
July 23, 2020 to July 27, 2020 [Member] | Lender 4 [Member]
Debt instrument converted interest amount																														1,900
Convertible Unsecured Promissory Note																														38,000
August 4, 2021 to August 10, 2021 [Member] | Lender 6 [Member] | August 4, 2021 to August 10, 2021 [Member]
Common stock, par value | $ / shares																																						$ 0.001
Debt instrument converted interest amount																														2,750
Convertible Unsecured Promissory Note																														55,000
June 8, 2020 to June 18, 2020 [Member] | Lender 1 [Member]
Debt instrument converted principal amount																														63,000
Debt instrument converted interest amount																														3,150
Convertible Unsecured Promissory Note																														$ 63,000
June 18, 2020 to August 5, 2020 [Member] | Lender 3 [Member]
Shares issued upon conversion of debt | shares																														21,820,000
Debt instrument converted principal amount																														$ 30,000
Convertible Secured Promissory Note																														550,000
August 10, 2021 [Member] | Lender 7 [Member]
Common stock, par value | $ / shares																																								$ 0.001
Debt instrument converted principal amount																														5,998
Convertible Secured Promissory Note																														80,000
September 17, 2021 to September 27, 2021 [Member] | Lender 8 [Member]
Common stock, par value | $ / shares																																							$ 0.001
Debt instrument converted interest amount																														2,050
Convertible unsecured promissiory note																														$ 41,000
June 15, 2020 to June 29, 2020 [Member] | Lender 2 [Member]
Shares issued upon conversion of debt | shares																														59,995,579
Debt instrument converted principal amount																														$ 7,433
Debt instrument converted interest amount																														10,416
Note balance																															$ 138,483	$ 138,483
Convertible Unsecured Promissory Note																														150,000
Conversion fees																														$ 3,750
November 11, 2020 [Member] | Investors [Member]
Number of common stock sale | shares																				500,000
Sale of common stock value																				$ 1,000
Purchase price per share | $ / shares																				$ 0.002
February 4, 2021 [Member] | Investors [Member]
Number of common stock sale | shares																		26,666
Sale of common stock value																		$ 800
Purchase price per share | $ / shares																		$ 0.03
December 9, 2021 [Member] | Lender 10 [Member]
Common stock, par value | $ / shares																																					$ 0.001
Shares issued upon conversion of debt | shares																														9,594,828
Debt instrument converted interest amount																														$ 2,650
January 28, 2022 [Member] | Lender 12 [Member]
Shares issued upon conversion of debt | shares																														1,000,000
Debt instrument converted principal amount																														$ 7,200
Convertible secured promissory note																														$ 80,000
Common stock, par value | $ / shares30 | $ / shares																																			$ 0.001
July 27, 2022 [Member]
Common stock, par value | $ / shares																																		$ 0.0193
From May 23, 2022 to August 5, 2022
Convertible secured promissory note			$ 315,000
Amount convertible to senior secured promissory note			315,000
Note conversion fee			7,000
Accrued interest			21,804
DefaultInterest			$ 79,656
Effective June 6,2022
Convertible Unsecured Promissory Note																$ 150,000
Settlement in exchange for the issuance of shares																2,600,000
Principal balance																$ 6,000
June 29, 2022 through July 11, 2022
Common stock, par value | $ / shares						$ 0.001
Debt instrument converted principal amount						$ 55,000
Convertible unsecured promissory note						55,000
Debt instrument converted interest						$ 2,200
Debt Conversion Converted Instrument Shares Issued						4,144,927
July 13, 2022
Common stock, par value | $ / shares																																		$ 0.001
Common stock, shares issued | shares																																		5,000,000
Shares issued upon conversion of debt | shares					100,000
Interest on convertible promissory note																																		10.00%
Shares trading price | $ / shares					$ 0.0215
July 15, 2022
Common stock, par value | $ / shares				$ 0.001
Shares issued upon conversion of debt | shares				1,000,000
Shares trading price | $ / shares				$ 0.0215
July 27, 2022
Payment upon the execution of settlement							$ 153,106								$ 19,300
Effective August 22, 2022
Restricted common stock granted | shares														1,250,000
Restricted common stock granted price | $ / shares														$ 0.001
Vested share price | $ / shares														$ 0.0028
Stock compensasation expenses														$ 3,438
Effective August 22, 2022 | CFO [Member]
Common stock, par value | $ / shares														$ 0.001
Stock compensasation expenses														$ 1,211
Warrant to purchase | shares														500,000
Exercise price | $ / shares														$ 0.03
September 1, 2022 to September 6, 2022
Common stock, par value | $ / shares		$ 0.001
Sale of registered common stock		$ 5,000,000
Issue of common stock | shares		31,250,000
Issue of common stock warrants under agreements | shares		83,333,333
Common stock combined share agreement description		The 15,625,000 combined shares issued upon execution of the Common Stock Purchase Agreements were valued at a range of $0.0016 to $0.00165 per share, the quoted market price on the dates of grant and the Company recorded $25,391 of deferred offering costs. For the 166,666,666 warrants issued, the Company used the Black Scholes Pricing Model to determine the fair value. The fair value for the stock warrants was $270,729, which was recorded to deferred offerings costs.
Effective June 29, 2022 and through October 20, 2022
Promissory note exercisable | shares																											167,730,445
Convertible promissory note warrant protection price range																											$0.0058 to $0.0007 per share
Common Stock [Member]
Common stock, shares issued | shares																														1,500,000											40,000